CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL SHAREHOLDERS' EQUITY (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL STOCKHOLDERS' EQUITY
Cumulative effect net of tax	$ 1